EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN

20.         EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Company in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits  charged to both continuing and discontinued operations, which were expensed as incurred, were US$21,583,  US$20,093 and US$17,624 for the years ended December 31, 2017, 2018 and 2019, respectively.